RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
15	RELATED PARTY TRANSACTIONS
There are no material or disclosable related party transactions.
RELATED PARTY TRANSACTIONS.
16	RELATED PARTY TRANSACTIONS
There are no material or disclosable related party transactions.